Loss Per Share (Details) - Schedule of earnings/ (loss) per share - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic Loss Per Share Numerator
Profit for the year attributable to owners of the Company (in Dollars)		$ (5,667,417)	$ (104,405)	$ (17,968,598)
Diluted Loss Per Share Numerator
Profit for the year attributable to owners of the Company (in Dollars)		$ (5,667,417)	$ (104,405)	$ (17,968,598)
Basic Loss Per Share Denominator
Original shares:		2,591,299	2,271,299	1,986,299
Additions from actual events:
- Issuance of common stock, weighted		121,229	246,192	288,421
Basic weighted average shares outstanding		2,712,528	2,517,491	2,229,915
Diluted Loss Per Share Denominator
Basic weighted average shares outstanding		2,712,528	2,517,491	2,229,915
Dilutive shares: Potential additions from dilutive events:
- Exercise of investor warrants	[1]
Diluted Weighted Average Shares Outstanding:		2,712,528	2,517,491	2,229,915
Loss Per Share
- Basic (in Dollars per share)		$ (2.09)	$ 0.00	$ (806)
- Diluted (in Dollars per share)		$ (2.09)	$ 0.00	$ (8.06)
Weighted Average Shares Outstanding
- Basic		2,712,528	2,517,491	2,229,915
- Diluted		2,712,528	2,517,491	2,229,915

[1]	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the outstanding warrants being out-of-the-money during the periods presented.